SHARE-BASED COMPENSATION - Fair value of the options at the respective grant (Details) - Incentive Compensation Plan 2015 [Member] - Non-employee options	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	37.00%
Expected volatility, maximum	41.00%
Risk-free interest rate, minimum	1.70%
Risk-free interest rate, maximum	2.30%
Exercise multiples	2.2
Expected dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 4.08
Fair value of share option	3.32
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	5.79
Fair value of share option	$ 5.03